Other Non-Operating Income - Schedule of Others Non-Operating Income (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Non-Operating Income [Abstract]
Rental income	[1]	$ 22,573
Tax subsidies and deductions		2,119	73
Government subsidies		13,830	30
Others income	[2]	349,294	895
Total		$ 387,816	$ 998

[1]	Rental income for the six months ended March 31, 2025 was generated from the operating lease of part of warehouse located in Saitama, Japan. Due to the decline in business, the company has leased out part of its warehouse to others.
[2]	Others income obtained the gain of $347,278 from cleaning up the current accounts due to the deregistration of HQT.